Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Unsecured Loans, weighted-average interest rate of 3.98%
Short-term Debt [Line Items]
Debt weighted average interest rate		3.98%
Unsecured Loans Weighted Average Interest Rate Three Point Eight Nine Percent [Member]
Short-term Debt [Line Items]
Debt weighted average interest rate	3.89%
Secured Call Money, weighted-average interest rate of 0.11%
Short-term Debt [Line Items]
Debt weighted average interest rate	0.11%	0.11%